Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Defined Benefit Plan Disclosure [Line Items]
Selling, general and administrative expenses	$ 66,742,382	$ 61,707,664	$ 41,479,195
Other income	834,153	497,186	596,801
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Selling, general and administrative expenses	26,548,057	25,235,001	16,680,567
Other income	$ 21,712	$ 84,728	$ 101,687